Schedule of Stock-Based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Total stock-based compensation	$ 485	$ 1,682
Research and Development Expense [Member]
Total stock-based compensation	43	158
Selling and Marketing Expense [Member]
Total stock-based compensation	215	659
General and Administrative Expense [Member]
Total stock-based compensation	$ 227	$ 865